EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of earn out shares excluded from potential issuance	6,000,000	6,000,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	1,200,000	1,200,000
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	4,409,998	4,263,333